Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill.
Schedule of change in the balances of intangible assets
Cost	Weighted average rate (p.a.)	December 31, 2024	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2025
Customer relationship		55,766	-	-	-	2,966	58,732
Software		11,844	144	-	8,597	1,424	22,009
Software in progress		2,176	10,693	(41)	(8,597)	361	4,592
Non-compete agreement		2,125	276	-	-	307	2,708
Other		5,478	-	-	-	745	6,223
Goodwill		260,766	-	-	-	17,773	278,539
		338,155	11,113	(41)	-	23,576	372,803

Amortization
Customer relationship	13.13%	(17,668)	(7,466)	-	-	(1,309)	(26,443)
Software	24.28%	(5,157)	(3,598)	-	-	(640)	(9,395)
Non-compete agreement	20.00%	(1,350)	(661)	-	-	(213)	(2,224)
Other	5.00%	(4,696)	(49)	-	-	(648)	(5,393)
		(28,871)	(11,774)	-	-	(2,810)	(43,455)
Total		309,284	(661)	(41)	-	20,766	329,348

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
Customer relationship		62,546	-	-	-	(6,780)	55,766
Software		6,972	53	(201)	7,181	(2,161)	11,844
Software in progress		2,845	7,570	(262)	(7,181)	(796)	2,176
Non-compete agreement		2,805	-	-	-	(680)	2,125
Other		7,017	-	(4)	-	(1,535)	5,478
Goodwill		287,696	2,889	-	-	(29,819)	260,766
		369,881	10,512	(467)	-	(41,771)	338,155

Amortization
Customer relationship	13.20%	(13,161)	(6,941)	-	-	2,434	(17,668)
Software	24.00%	(4,655)	(1,685)	6	-	1,177	(5,157)
Non-compete agreement	20.00%	(1,187)	(565)	-	-	402	(1,350)
Other	5.00%	(5,957)	111	-	-	1,150	(4,696)
		(24,960)	(9,080)	6	-	5,163	(28,871)
Total		344,921	1,432	(461)	-	(36,608)	309,284

Schedule of main assumptions used in CGUs
	December 31, 2025	December 31, 2024
Revenue growth	15.0% to 15.06%	21.84% to 24.43%
Discount rate - before tax	19.00%	21.53%
Budgeted adjusted EBITDA margin (average for the next five years)	20.62%	20.67%
Projected period	5 years	5 years
Terminal growth rate	5.54%	3.50%